Consolidated Statements Of Stockholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Stockholders' Equity (Parentheticals)
Dividends declared and paid, per share	$ 0.2	$ 0.2	$ 0.1